SCHEDULE OF MINIMUM LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 05, 2019	Sep. 13, 2017
Right To Use Assets And Lease Liability
2024 (9 Months)	$ 48,714
2024	51,664		$ 54,144		$ 42,000	$ 39,200
2025	13,083	$ 7,284	44,344		$ 44,800	$ 42,000
2026	7,320		5,764
2028	6,710
Total lease payments	127,491		104,252
Less: amount representing interest	(12,764)		(8,095)
Total lease obligations	114,727	30,084	96,157	$ 59,897
Less: current portion of operating lease liability	(56,736)		(41,789)	(39,200)
Long-term portion operating lease liability	57,991		54,368	20,697
Total lease obligations	$ 114,727	$ 30,084	$ 96,157	$ 59,897